Long-term financial assets	12 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Long-term financial assets
Long-term financial assets

	As at September 30, 2020	As at September 30, 2019
	$	$
Deferred compensation plan assets (Notes 17 and 32)	73,156	62,627
Long-term investments (Note 32)	22,612	24,596
Long-term receivables	20,623	18,034
Long-term derivative financial instruments (Note 32)	40,178	71,642
	156,569	176,899